Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Nov. 01, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Business Combinations [Line Items]
Cash flow effect			kr 4	kr 360
Acquisitions 2018-2020 [member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations			kr (9,534)	kr (1,815)
Cradlepoint [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Nov. 01, 2020		Nov. 01, 2020
Genaker [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Mar. 31, 2020
Business acquisition, ownership percentage		100.00%
Kathrein [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Oct. 31, 2019
Increase in intangible assets			kr 188
Decrease in other assets			119
Increase in assumed liabilities			kr 69